NOTE RECEIVABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Note Receivable
NOTE RECEIVABLE

NOTE 8—NOTE RECEIVABLE

ZenCredit Agreement

On August 8, 2025, we entered into a Master Loan Agreement and Promissory Note (the “Loan Agreement”) with ZenCredit Ventures, LLC (“ZenCredit”). Pursuant to the Loan Agreement, we agreed to loan ZenCredit up to $2 million. Pursuant to the terms of the Loan Agreement, ZenCredit will pay us regular quarterly interest payments at an annual interest rate of 16%. The term of the initial promissory note is nine months at which time all accrued principal and interest is due to us unless we elect to make an Additional Loan (as such term is defined in the Loan Agreement) subject to the terms of the Loan Agreement. On August 11, 2025, we loaned ZenCredit $2 million in exchange for a promissory note issued pursuant to the Loan Agreement. As of March 31, 2026, the Company reserved $12 thousand allowance for credit loss on the note. The promissory note matures and becomes due and payable on May 11, 2026.

NOTE 2 - NOTE RECEIVABLE

ZenCredit Agreement

On August 8, 2025, we entered into a Master Loan Agreement and Promissory Note (the “Loan Agreement”) with ZenCredit Ventures, LLC (“ZenCredit”). Pursuant to the Loan Agreement, we agreed to loan ZenCredit up to $2 million. Pursuant to the terms of the Loan Agreement, ZenCredit will pay us regular quarterly interest payments at an annual interest rate of 16%. The term of the initial promissory note is nine months at which time all accrued principal and interest is due to us unless we elect to make an Additional Loan (as such term is defined in the Loan Agreement) subject to the terms of the Loan Agreement. On August 11, 2025, we loaned ZenCredit $2 million in exchange for a promissory note issued pursuant to the Loan Agreement. As of December 31, 2025, the Company has received $80 thousand in interest payments. As of December 31, 2025, the Company reserved $12 thousand allowance for credit loss on the note.